1271 Avenue of the Americas |New York, NY 10020

blankrome.com

Phone:	212.885.5205
Fax:	212.885.5001
Email:	MMMurphy@BlankRome.com

April 15, 2020

VIA EDGAR CORRESPONDENCE

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Spirit of America Investment Fund, Inc. SEC File Nos. 333-27925/811-08231

SEC Accession No. 0001398344-20-006671

Dear Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a supplement, dated March 25, 2020, to the Prospectus for the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America Municipal Tax Free Bond Fund, Spirit of America Income Fund and Spirit of America Income & Opportunity Fund.

Questions concerning this filing may be directed to Margaret M. Murphy at (212) 885-5205.

Very truly yours,

/s/ Margaret M. Murphy

Margaret M. Murphy